Derivative Financial Instruments and Hedging Transactions (Tables)	12 Months Ended
Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Fair Values and Notional Amounts of Company's Derivative Instruments

As of December 31, 2014 and 2013, the approximate fair values and notional amounts of the Company’s derivative instruments, as well as their location on the consolidated balance sheet, are included in the table below.

December 31, 2014	Balance Sheet Location	Fair Value	Notional Amount
Interest rate swaps designated as fair value hedges	Other Liabilities	$(417)	16,674
Interest rate swaps with customers	Other Liabilities	$(7)	9,646
Reciprocal interest rate swaps	Other Assets	$7	9,646

December 31, 2013	Balance Sheet Location	Fair Value	Notional Amount
Interest rate swaps designated as fair value hedges	Other Assets	$62	17,264
Interest rate swaps with customers	Other Liabilities	$(352)	10,018
Reciprocal interest rate swaps	Other Assets	$352	10,018